OTHER EQUITY INSTRUMENTS - Summary of Other Equity Instruments (Details) £ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2025 GBP (£)	Feb. 28, 2025 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Disclosure Of Other Equity Instruments [Line Items]
Other equity instruments			£ 1,860	£ 1,860
- £500m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 500		£ 500
Interest rate	0.0630		0.0630
Other equity interest maturity period			2025-03
Other equity instruments			£ 0	500
- £210m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities			£ 210
Interest rate			0.0425
Other equity interest maturity period			2026-03
Other equity instruments			£ 210	210
- £750m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities			£ 750
Interest rate			0.0650
Other equity interest maturity period			2027-06
Other equity instruments			£ 750	750
- £400m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities			£ 400
Interest rate			0.0875
Other equity interest maturity period			2029-09
Other equity instruments			£ 400	400
- £500m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 500	£ 500
Interest rate		0.0763	0.0763
Other equity interest maturity period			2030-09
Other equity instruments			£ 500	£ 0